Schedule of contract assets and contract liabilities (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Assets And Contract Liabilities
Contract assets - beginning of the year	$ 105,954	$ 136,246	$ 462,563
Increase resulting from satisfaction of performance obligations	791,950	1,018,368	1,514,420
Less: progress billings	(847,303)	(1,089,547)	(1,840,737)
Contract assets - end of the year	50,599	65,065	136,246
Contract liabilities - beginning of the year	886,927	1,140,499	602,475
Advances from customers	1,098,555	1,412,632	1,871,053
Revenue recognized during the year	(1,274,930)	(1,639,432)	(1,333,029)
Contract liabilities - end of the year	$ 710,552	$ 913,699	$ 1,140,499